Taxes on Income (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxes on Income [Line Items]
Income tax rate percentage		23.00%	23.00%	23.00%
Description of tax benefits		the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years) 2016, which includes Amendment 73 to the Law for the Encouragement of Capital Investments (“the 2017 Amendment”) was published and was pending the publication of regulations, in May 2017 regulations were promulgated by the Finance Ministry to implement the “Nexus Principles” based on OECD guidelines published as part of the Base Erosion and Profit Shifting (BEPS) project. Following the publication of the regulations the 2017 Amendment became fully effective. According to the 2017 Amendment, a Preferred Technological Enterprise, as defined in the 2017 Amendment, with total consolidated revenues of the group companies is less than NIS 10 billion, shall be subject to 12% tax rate on income derived from intellectual property (in development area A-a tax rate of 7.5%). In order to qualify as a Preferred technological enterprise certain criterion must be met, such as a minimum ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual revenues derived from exports. A PTE that acquires Benefited Intangible Assets from a foreign company for more than NIS 200 million after January 1, 2017, will be eligible for 12% reduce tax rate on capital gain upon sale of the Benefited Intangible Assets.
Benefit regime for preferred technology enterprises, description		The 2017 Amendment further provides that a technology company satisfying certain conditions will qualify as a Special Preferred Technology Enterprise (“SPTE”) (an enterprise for which, among others, total consolidated revenues of its parent company and all subsidiaries is at least NIS 10 billion) and will thereby enjoy a reduced corporate tax rate of 6% on PTI regardless of the Company’s geographic location within Israel. In addition, a SPTE will enjoy a reduced corporate tax rate of6% on capital gain derived from the sale of certain “Benefited Intangible Assets” to a related foreign company if the Benefited Intangible Assets were either developed by the Special Preferred Technology Enterprise or acquired from a foreign company on or after January 1, 2017.
Corporate tax rates, percentage		6.00%
Minimum tax rate, percentage		6.00%
Deferred tax liability, description		In 2021, the Company decided to apply and benefit from the Temporary Order and pay the reduced CIT as per the provisions of the Economic Efficiency Law in respect of its total accumulated tax-exempt earnings amounting to NIS 109 million (approximately $35.3 million), and accordingly recognized deferred tax liability of $3,531, which was subsequently realized upon the actual filing of the application in 2022 and the payment of related taxes.
Undistributed earnings of foreign subsidiaries		$ 99,176
Permanent in duration		10,330
Loss carryforwards		40,259
Unrecognized tax benefits		1,120	$ 1,192
Accrued interest of unrecognized tax benefits		$ 1,631	$ 1,668
Isreal [Member]
Taxes on Income [Line Items]
Tax rate percentage		12.00%
Maximum [Member]
Taxes on Income [Line Items]
Income tax rate percentage	35.00%
Minimum [Member]
Taxes on Income [Line Items]
Income tax rate percentage	21.00%